Discontinued Operations - Additional Information (Detail) - Coca-Cola FEMSA Philippines, Inc. [member]	Aug. 16, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of put option exercisable	51.00%
Subsidiary disposal completion date	Dec. 13, 2018